Expense Example - FidelityInternationalBondIndexFund-PRO - FidelityInternationalBondIndexFund-PRO - Fidelity International Bond Index Fund - Fidelity International Bond Index Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 6
3 years	19
5 years	34
10 years	$ 77